OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21187

Registrant Name:	PIMCO Municipal Income Fund III

Address of Principal Executive Offices:	1633 Broadway, 41st Floor
New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna
1633 Broadway, 41st Floor
New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	September 30, 2011

Date of Reporting Period:	June 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
MUNICIPAL BONDS & NOTES—96.7%
	Alabama—1.3%
$5,000	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth.
	Rev., Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A	Baa2/NR	$4,278,400
500	Birmingham Special Care Facs. Financing Auth. Rev.,
	Childrens Hospital, 6.00%, 6/1/39 (AGC)	Aa3/AA+	529,605
1,500	Colbert Cnty. Northwest Health Care Auth. Rev., 5.75%, 6/1/27	Ba1/NR	1,395,015
1,000	State Docks Department Rev., 6.00%, 10/1/40	NR/BBB+	1,005,520

			7,208,540

	Alaska—1.2%
	Housing Finance Corp. Rev.,
3,900	5.00%, 12/1/33, Ser. A	Aaa/AAA	3,904,134
1,000	5.25%, 6/1/32, Ser. C (NPFGC)	Aa2/AA+	1,003,160
3,100	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	1,999,965

			6,907,259

	Arizona—4.8%
	Health Facs. Auth. Rev.,
	Banner Health,
1,250	5.00%, 1/1/35, Ser. A	NR/AA-	1,213,012
900	5.50%, 1/1/38, Ser. D	NR/AA-	912,222
2,250	Beatitudes Campus Project, 5.20%, 10/1/37	NR/NR	1,643,580
	Pima Cnty. Industrial Dev. Auth. Rev.,
13,000	5.00%, 9/1/39 (g)	Aa2/AA	11,849,240
750	Tuscon Electric Power Co., 5.25%, 10/1/40, Ser. A	Baa3/BBB-	689,220
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev.,
	5.00%, 1/1/39, Ser. A (g)	Aa1/AA	5,115,900
5,600	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A3/A	5,013,176

			26,436,350

	California—14.0%
	Bay Area Toll Auth. Rev., San Francisco Bay Area,
1,500	5.00%, 10/1/29	A1/A+	1,498,110
500	5.00%, 4/1/34, Ser. F-1	Aa3/AA	505,660
3,260	5.00%, 10/1/42	A1/A+	3,031,539
	Golden State Tobacco Securitization Corp. Rev., Ser. A-1,
2,000	5.00%, 6/1/33	Baa3/BB+	1,474,660
4,600	5.125%, 6/1/47	Baa3/BB+	3,030,250
2,120	5.75%, 6/1/47	Baa3/BB+	1,551,607
	Health Facs. Financing Auth. Rev.,
2,500	Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	A2/A	2,589,700
	Sutter Health,
600	5.00%, 11/15/42, Ser. A (IBC-NPFGC)	Aa3/AA-	554,526
1,500	6.00%, 8/15/42, Ser. B	Aa3/AA-	1,591,680
3,350	Indian Wells Redev. Agcy., Tax Allocation, Whitewater Project,
	4.75%, 9/1/34, Ser. A (AMBAC)	A2/A	2,669,850
130	Los Angeles Unified School Dist., GO, 5.00%, 7/1/30, Ser. E (AMBAC)	Aa2/AA-	132,015
1,660	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project,
	7.75%, 4/1/31, Ser. B	NR/NR	1,715,212
1,250	Palomar Pomerado Health, CP, 6.75%, 11/1/39	Baa3/NR	1,248,275
1,600	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A (c)	Aa2/AA-	1,553,728
	State, GO,
2,500	4.50%, 8/1/30	A1/A-	2,287,650

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	California (continued)
$3,000	4.50%, 10/1/36	A1/A-	$2,572,980
895	4.50%, 12/1/36 (CIFG)	A1/A-	767,480
3,000	5.00%, 12/1/31 (NPFGC)	A1/A-	3,012,720
5,000	5.00%, 6/1/37	A1/A-	4,817,000
250	5.00%, 11/1/37	A1/A-	240,775
5,300	5.00%, 12/1/37	A1/A-	5,104,271
1,350	5.25%, 3/1/38	A1/A-	1,336,527
1,300	5.25%, 11/1/40	A1/A-	1,282,658
3,200	5.50%, 3/1/40	A1/A-	3,290,656
2,500	5.75%, 4/1/31	A1/A-	2,635,250
6,000	6.00%, 4/1/38	A1/A-	6,372,600
	Statewide Communities Dev. Auth. Rev.,
1,000	American Baptist Homes West, 6.25%, 10/1/39	NR/BBB	961,500
2,485	California Baptist Univ., 9.00%, 11/1/17, Ser. B (a)(b)	NR/NR	2,259,014
	Methodist Hospital Project (FHA),
2,900	6.625%, 8/1/29	Aa2/NR	3,357,649
10,300	6.75%, 2/1/38	Aa2/NR	11,622,932
1,200	Tobacco Securitization Auth. of Southern California Rev.,
	5.00%, 6/1/37, Ser. A-1	Baa3/BBB	835,536
1,500	Torrance Rev., Memorial Medical Center, 5.00%, 9/1/40, Ser. A	A2/A+	1,327,875
500	Univ. Rev., 5.00%, 5/15/41, Ser. D (FGIC-NPFGC)	Aa2/AA-	485,625

			77,717,510

	Colorado—2.3%
9,955	Colorado Springs Utilities Rev., 5.00%, 11/15/30, Ser. B (g)	Aa2/AA	10,053,355
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	NR/NR	352,685
500	Health Facs. Auth. Rev., Evangelical Lutheran, 6.125%, 6/1/38, Ser. A	A3/A-	500,555
1,500	Housing & Finance Auth. Rev.,
	Evergreen Country Day School, Inc. Project, 5.875%, 6/1/37 (a)(b)	NR/CCC	978,375
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A	540,440
500	Regional Transportation Dist. Rev., Denver Transportation Partners,
	6.00%, 1/15/34	Baa3/NR	503,100

			12,928,510

	Connecticut—0.2%
1,250	Harbor Point Infrastructure Improvement Dist., Tax Allocation,
	7.875%, 4/1/39, Ser. A	NR/NR	1,344,725

	District of Columbia—2.0%
10,000	Water & Sewer Auth. Rev., 5.50%, 10/1/39, Ser. A (g)	Aa2/AA	10,861,800

	Florida—3.5%
3,480	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project,
	5.00%, 4/1/34	A3/A-	3,183,539
500	Broward Cnty. Airport Rev., 5.375%, 10/1/29, Ser. O	A1/A+	517,610
4,500	Broward Cnty. Water & Sewer Rev., 5.25%, 10/1/34, Ser. A (g)	Aa2/AA	4,711,815
350	Development Finance Corp. Rev., Renaissance Charter School,
	6.50%, 6/15/21, Ser. A	NR/NR	346,958
2,500	Hillsborough Cnty. Industrial Dev. Auth. Rev.,
	Tampa General Hospital Project, 5.25%, 10/1/34, Ser. B	A3/NR	2,240,625

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Florida (continued)
$1,000	Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A	A2/A-	$1,003,850
3,895	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/45	NR/NR	3,037,282
4,200	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (g)	Aa1/AAA	4,307,268

			19,348,947

	Georgia—0.3%
1,750	Fulton Cnty. Residential Care Facs. for the Elderly Auth. Rev.,
	Lenbrook Project, 5.125%, 7/1/42, Ser. A	NR/NR	1,098,737
400	Medical Center Hospital Auth. Rev.,
	Spring Harbor Green Island Project, 5.25%, 7/1/37	NR/NR	310,828

			1,409,565

	Hawaii—0.2%
1,500	Hawaii Pacific Health Rev., 5.50%, 7/1/40, Ser. A	A3/BBB+	1,353,915

	Illinois—8.0%
	Chicago, GO,
695	5.00%, 1/1/31, Ser. A (NPFGC)	Aa3/A+	673,955
5,000	5.00%, 1/1/34, Ser. C (g)	Aa3/A+	4,836,100
7,000	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/33, Ser. A (AMBAC)	Aa3/AA+	7,077,700
	Finance Auth. Rev.,
1,175	Elmhurst Memorial Healthcare, 5.50%, 1/1/22	Baa1/NR	1,171,287
	Leafs Hockey Club Project, Ser. A (i),
1,000	5.875%, 3/1/27	NR/NR	254,650
625	6.00%, 3/1/37	NR/NR	156,344
400	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	A3/A	431,200
12,795	Peoples Gas Light & Coke Co., 5.00%, 2/1/33 (AMBAC)	A1/A-	12,800,246
1,000	Swedish Covenant Hospital, 6.00%, 8/15/38, Ser. A	NR/BBB+	977,680
	Univ. of Chicago,
165	5.25%, 7/1/41, Ser. 05-A	Aa1/AA	165,690
10,000	5.50%, 7/1/37, Ser. B (g)	Aa1/AA	10,489,900
5,000	State Toll Highway Auth. Rev., 5.50%, 1/1/33, Ser. B	Aa3/AA-	5,109,250

			44,144,002

	Indiana—1.3%
500	Dev. Finance Auth. Rev., 5.00%, 3/1/30, Ser. B (AMBAC)	A1/NR	480,040
2,000	Finance Auth. Rev., U.S. Steel Corp., 6.00%, 12/1/26	Ba2/BB	2,026,000
	Portage, Tax Allocation, Ameriplex Project,
1,000	5.00%, 7/15/23	NR/A	959,820
775	5.00%, 1/15/27	NR/A	715,077
2,800	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 7.50%, 9/1/22	NR/NR	3,044,496

			7,225,433

	Iowa—1.7%
	Finance Auth. Rev., Deerfield Retirement Community, Inc., Ser. A,
120	5.50%, 11/15/27	NR/NR	87,390
575	5.50%, 11/15/37	NR/NR	379,903
11,010	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	8,983,279

			9,450,572

	Kentucky—0.8%
	Economic Dev. Finance Auth. Rev.,
1,000	Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA-	997,520
2,000	Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	Baa2/NR	1,988,080

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Kentucky (continued)
$1,250	Ohio Cnty. Pollution Control Rev., Big Rivers Electric Corp.,
	6.00%, 7/15/31, Ser. A	Baa1/BBB-	$1,271,738

			4,257,338

	Louisiana—1.4%
	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev.,
400	Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2	Ba2/BBB-	413,788
	Woman’s Hospital Foundation, Ser. A,
1,500	5.875%, 10/1/40	A3/BBB+	1,446,150
1,000	6.00%, 10/1/44	A3/BBB+	975,990
	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,
1,700	5.50%, 5/15/47, Ser. B	Baa1/NR	1,524,951
2,000	6.50%, 5/15/37	Baa1/NR	2,080,960
1,345	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/A-	1,299,337

			7,741,176

	Maryland—0.8%
1,000	Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B	Baa3/NR	975,840
	Health & Higher Educational Facs. Auth. Rev.,
1,500	Calvert Health System, 5.50%, 7/1/36	A3/NR	1,513,935
700	Charlestown Community, 6.25%, 1/1/41	NR/NR	712,005
1,000	Lifebridge Health, 6.00%, 7/1/41	A2/A	1,019,540

			4,221,320

	Massachusetts—1.3%
	Dev. Finance Agcy. Rev.,	NR/NR	300,834
300	Adventcare Project, 7.625%, 10/15/37
750	Linden Ponds, Inc. Fac., 5.75%, 11/15/35, Ser. A	NR/NR	412,500
4,910	Housing Finance Agcy. Rev., 5.125%, 6/1/43, Ser. H	Aa3/AA-	4,912,062
1,600	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	Aa2/AA-	1,655,312

			7,280,708

	Michigan—14.5%
500	Conner Creek Academy East Rev., 5.25%, 11/1/36	NR/BB+	346,370
1,500	Detroit, GO, 5.25%, 11/1/35	Aa3/AA	1,515,300
9,320	Detroit Sewer Rev., 5.00%, 7/1/32, Ser. A (AGM)	Aa3/AA+	8,742,533
	Detroit Water Rev. (NPFGC),
30,000	5.00%, 7/1/34, Ser. A	A1/A+	27,798,000
7,555	5.00%, 7/1/34, Ser. B	A2/A	6,740,118
1,500	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital,
	8.25%, 9/1/39	A1/A	1,724,805
	State Hospital Finance Auth. Rev.,
	Oakwood Group, Ser. A,
5,405	5.75%, 4/1/32	A2/A	5,365,651
575	6.00%, 4/1/22	A2/A	583,631
20,000	Trinity Health Credit, 5.375%, 12/1/30, Ser. C	Aa2/AA	20,040,400
10,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BB	7,257,600

			80,114,408

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Minnesota—0.0%
$125	Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A	NR/BBB-	$110,951

	Mississippi—0.8%
	Business Finance Corp. Rev., System Energy Res., Inc. Project,
3,000	5.875%, 4/1/22	Ba1/BBB	3,005,730
1,250	5.90%, 5/1/22	Ba1/BBB	1,252,388

			4,258,118

	Missouri—0.1%
250	Jennings Rev., Northland Redev. Area Project, 5.00%, 11/1/23	NR/NR	219,718
500	Manchester, Tax Allocation, Highway 141/Manchester Road Project,
	6.875%, 11/1/39	NR/NR	504,815

			724,533

	New Hampshire—0.4%
2,000	Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39, Ser. A	Baa1/BBB+	1,993,100

	New Jersey—4.4%
1,000	Camden Cnty. Improvement Auth. Rev., Cooper Health Systems Group,
	5.00%, 2/15/35, Ser. A	Baa3/BBB	810,860
300	Economic Dev. Auth. Rev., Newark Airport Marriott Hotel,
	7.00%, 10/1/14	Ba1/NR	300,693
4,500	Economic Dev. Auth., Special Assessment, Kapkowski Road
	Landfill Project, 6.50%, 4/1/28	Ba2/NR	4,667,895
	Health Care Facs. Financing Auth. Rev.,
1,000	St. Peters Univ. Hospital, 5.75%, 7/1/37	Baa3/BBB-	882,660
1,150	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	1,038,554
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
1,600	4.75%, 6/1/34	Baa3/BB+	1,111,232
22,645	5.00%, 6/1/41	Baa3/BB-	15,493,256

			24,305,150

	New Mexico—0.2%
1,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	Baa3/BB+	983,590

	New York—4.2%
1,700	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.50%, 10/1/37	A1/A	1,730,753
1,150	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside,
	6.70%, 1/1/43, Ser. A	NR/NR	1,089,637
10,450	New York City Industrial Dev. Agcy. Rev., Yankee Stadium,
	7.00%, 3/1/49 (AGC)	Aa3/AA+	11,520,184
	New York City Municipal Water Finance Auth. Water & Sewer Rev. (g),
4,900	5.00%, 6/15/37, Ser. D	Aa1/AAA	4,994,521
4,000	Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD	Aa2/AA+	4,008,080

			23,343,175

	North Carolina—0.2%
1,500	Medical Care Commission Rev., Cleveland Cnty. Healthcare,
	5.00%, 7/1/35, Ser. A (AMBAC)	WR/A	1,353,870

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Ohio—4.5%
$15,375	Air Quality Dev. Auth. Pollution Control Rev., Dayton Power,
	4.80%, 1/1/34, Ser. B (FGIC)	Aa3/A	$14,781,833
500	Allen Cnty. Catholic Healthcare Rev., Allen Hospital,
	5.00%, 6/1/38, Ser. A	A1/AA-	473,805
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
2,400	5.875%, 6/1/30	Baa3/BB-	1,905,048
5,650	5.875%, 6/1/47	Baa3/BB-	4,127,042
500	Higher Educational Fac. Commission Rev.,
	Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A	A2/A	520,580
2,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	A1/AA-	2,510,600
500	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	Aa3/NR	514,400
250	State Rev., Ashland Univ. Project, 6.25%, 9/1/24	Ba1/NR	250,148

			25,083,456

	Pennsylvania—2.7%
	Allegheny Cnty. Hospital Dev. Auth. Rev.,
1,000	Univ. of Pittsburgh Medical Center, 5.625%, 8/15/39	Aa3/A+	1,008,670
1,000	West Penn Allegheny Health System, 5.375%, 11/15/40, Ser. A	B2/B+	840,760
	Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project, Ser. A,
750	5.625%, 7/1/28	NR/BBB-	673,845
670	6.00%, 7/1/35	NR/BBB-	597,620
1,000	Dauphin Cnty. General Auth. Rev., Pinnacle Health System Project,
	6.00%, 6/1/36, Ser. A	A2/A	1,001,800
1,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science,
	6.00%, 9/1/36, Ser. B	NR/NR	1,066,462
100	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American
	Water Co., 5.50%, 12/1/39	A2/A	101,540
6,200	Philadelphia Hospitals & Higher Education Facs. Auth. Rev.,
	Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	6,176,068
500	Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A	A1/A	501,220
3,000	Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D	A3/A-	2,930,790

			14,898,775

	Puerto Rico—1.1%
	Sales Tax Financing Corp. Rev.,
2,400	5.00%, 8/1/40, Ser. A (AGM) (g)	Aa3/AA+	2,331,864
3,000	5.375%, 8/1/38, Ser. C	A1/A+	2,980,830
600	5.50%, 8/1/42, Ser. A	A1/A+	600,786

			5,913,480

	South Carolina—1.3%
1,000	Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39	A2/A+	975,100
5,305	Jobs-Economic Dev. Auth. Rev., Bon Secours Health System,
	5.625%, 11/15/30, Ser. B	A3/A-	5,282,931
800	State Ports Auth. Rev., 5.25%, 7/1/40	A1/A+	808,560

			7,066,591

	Tennessee—0.7%
1,250	Claiborne Cnty. Industrial Dev. Board Rev.,
	Lincoln Memorial Univ. Project, 6.625%, 10/1/39	NR/NR	1,295,113
1,000	Johnson City Health & Educational Facs. Board Rev.,
	Mountain States Health Alliance, 6.00%, 7/1/38	Baa1/BBB+	963,810

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Tennessee (continued)
	Tennessee Energy Acquisition Corp. Rev., Ser. A,
$1,200	5.25%, 9/1/21	Ba3/B	$1,208,364
365	5.25%, 9/1/22	Ba3/B	363,452

			3,830,739

	Texas—9.1%
1,300	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	Aa3/AA+	1,322,243
10,115	Denton Independent School Dist., GO, 5.00%, 8/15/33 (PSF-GTD) (g)	Aaa/AAA	10,242,955
150	Municipal Gas Acquisition & Supply Corp. I Rev.,
	5.25%, 12/15/26, Ser. A	A2/A	140,914
	North Harris Cnty. Regional Water Auth. Rev.,
5,500	5.25%, 12/15/33	A1/A+	5,649,710
5,500	5.50%, 12/15/38	A1/A+	5,689,695
	North Texas Tollway Auth. Rev.,
600	5.50%, 9/1/41, Ser. A	NR/AA	630,444
10,800	5.625%, 1/1/33, Ser. A	A2/A-	11,037,924
700	5.75%, 1/1/33, Ser. F	A3/BBB+	703,374
2,000	6.25%, 1/1/39, Ser. A	A2/A-	2,067,480
2,000	Sabine River Auth. Pollution Control Rev., 5.20%, 5/1/28, Ser. C	Ca/NR	669,580
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev.,
	Baylor Health Care Systems Project, 6.25%, 11/15/29	Aa2/AA-	3,260,970
8,100	Texas Municipal Gas Acquisition & Supply Corp. I Rev.,
	6.25%, 12/15/26, Ser. D	A2/A	8,656,470
500	Wise Cnty. Rev., Parker Cnty Junior College Dist., 8.00%, 8/15/34	NR/NR	509,990

			50,581,749

	Virginia—0.3%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems,
	5.50%, 5/15/35, Ser. A	Aa2/AA+	1,023,610
1,000	James City Cnty. Economic Dev. Auth. Rev., United Methodist Homes,
	5.50%, 7/1/37, Ser. A	NR/NR	578,560

			1,602,170

	Washington—6.5%
	Health Care Facs. Auth. Rev.,
500	Kadlec Regional Medical Center, 5.50%, 12/1/39	Baa2/NR	449,805
1,000	Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	1,089,040
15,000	King Cnty. Sewer Rev., 5.00%, 1/1/35, Ser. A (AGM) (g)	Aa2/AA+	15,027,600
19,005	Tobacco Settlement Auth. Rev., 6.50%, 6/1/26	Baa3/BBB	19,298,057

			35,864,502

	West Virginia—0.2%
1,000	Hospital Finance Auth. Rev., Highland Hospital, 9.125%, 10/1/41	NR/NR	1,027,240

	Wisconsin—0.4%
	Health & Educational Facs. Auth. Rev.,
1,000	Aurora Health Care, Inc., 5.625%, 4/15/39, Ser. A	A3/NR	973,200
1,000	Prohealth Care, Inc., 6.625%, 2/15/39	A1/A+	1,059,550

			2,032,750

	Total Municipal Bonds & Notes (cost—$533,567,966)		534,926,017

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

VARIABLE RATE NOTES (a)(b)(d)(e)—2.5%
	California—0.3%
$1,675	Los Angeles Community College Dist., GO, 13.96%, 8/1/33, Ser. 3096	NR/AA	$1,823,807

	Florida—0.9%
5,000	Greater Orlando Aviation Auth. Rev., 9.50%, 10/1/39, Ser. 3174	NR/NR	5,041,900

	Texas—1.3%
6,500	JPMorgan Chase Putters/Drivers Trust, GO, 9.44%, 2/1/17, Ser. 3480	NR/AA+	6,986,135

	Total Variable Rate Notes (cost—$13,073,385)		13,851,842

SHORT-TERM INVESTMENTS—0.8%
	U.S. Treasury Obligations (f)(h)—0.8%
	U.S. Treasury Bills,
4,442	0.01%-0.098%, 8/11/11-10/13/11 (cost—$4,441,464)		4,441,464

	Total Investments (cost—$551,082,815) (j)—100.0%		$553,219,323

Notes to Schedule of Investments:
*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $17,089,231 representing 3.1% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	When-issued. To be settled after June 30, 2011.

(d)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on June 30, 2011.

(e)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2011.

(f)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(g)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Rates reflect the effective yields at purchase date.

(i)	In default.

(j)	At June 30, 2011, the cost basis of portfolio securities for federal income tax purposes was $490,676,188. Gross unrealized appreciation was $25,457,041, gross unrealized depreciation was $22,824,472 and net unrealized appreciation was $2,632,569. The difference between book and tax cost was attributable to inverse floater transactions.
Glossary:
AGC—insured by Assured Guaranty Corp.
AGM—insured by Assured Guaranty Municipal Corp.
AMBAC—insured by American Municipal Bond Assurance Corp.
CIFG—insured by CDC IXIS Financial Guaranty Services, Inc.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
GO—General Obligation Bond
GTD—Guaranteed
IBC—Insurance Bond Certificate
NPFGC—insured by National Public Finance Guarantee Corp.
NR—Not Rated
PSF—Public School Fund
WR—Withdrawn Rating

Other Investments:
Interest rate swap agreements outstanding at June 30, 2011:

			Rate Type			Upfront
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Unrealized
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid(Received)	Depreciation

Bank of America	$16,500	6/20/42	4.75%	3-Month USD-LIBOR	$(1,305,500)	$(152,850)	$(1,152,650)
Citigroup	17,900	6/20/42	4.75%	3-Month USD-LIBOR	(1,416,270)	(326,400)	(1,089,870)
Goldman Sachs	3,600	6/20/42	4.75%	3-Month USD-LIBOR	(284,836)	28,440	(313,276)

					$(3,006,606)	$(450,810)	$(2,555,796)

LIBOR — London Inter-Bank Offered Rate

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Fund to measure fair value during the nine months ended June 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.
Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds and notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.
U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.
Interest Rate Swaps — Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.
The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at June 30, 2011 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	6/30/11

Investments in Securities — Assets
Municipal Bonds & Notes	—	$534,926,017	—	$534,926,017
Variable Rate Notes	—	13,851,842	—	13,851,842
Short-Term Investments	—	4,441,464	—	4,441,464

Total Investments in Securities — Assets	—	$553,219,323	—	$553,219,323

Other Financial Instruments* — Liabilities
Interest Rate Contracts	—	$(2,555,796)	—	$(2,555,796)

Total Investments	—	$550,663,527	—	$550,663,527

*	Other financial instruments are derivatives not reflected in the Schedule of Investments, such as swap agreements, which are valued at the unrealized appreciation (depreciation) of the instrument.
There were no significant transfers between Levels 1 and 2 during the nine months ended June 30, 2011.
A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended June 30, 2011, was as follows:

		Net				Net Change
	Beginning	Purchases	Accrued	Net		in Unrealized		Transfers	Transfers	Ending
	Balance	(Sales) and	Discounts	Realized		Appreciation/		into	out of	Balance
	9/30/10	Settlements	(Premiums)	Gain (Loss)		Depreciation		Level 3	Level 3	6/30/11

Investments in Securities — Assets
Municipal Bonds & Notes:
New Jersey	$16,045	—	—	$(1,036,209)	*	$1,020,164	*	—	—	—

Total Investments	$16,045	—	—	$(1,036,209)	*	$1,020,164	*	—	—	—

*	Security deemed worthless and removed from the Schedule of Investments.

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: PIMCO Municipal Income Fund III

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: August 23, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: August 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: August 23, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: August 23, 2011